Credit Risk - Movement in gross exposure for loan commitment and financial guarantees (Details) £ in Millions	6 Months Ended
Jun. 30, 2021 GBP (£)
Gross exposure | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	£ 12,382
Net transfers between stages	0
Business activity in the year	6,288
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7,416)
Limit management and final repayments	(263)
Ending balance	10,991
Gross exposure | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	126,717
Net transfers between stages	0
Business activity in the year	3,411
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,139)
Limit management and final repayments	(5,396)
Ending balance	123,593
Gross exposure | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	206,061
Net transfers between stages	0
Business activity in the year	40,138
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,255
Limit management and final repayments	(38,528)
Ending balance	209,926
Impairment allowance | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Impairment allowance | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	383
Net transfers between stages	0
Business activity in the year	3
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(148)
Limit management and final repayments	(12)
Ending balance	226
Impairment allowance | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	681
Net transfers between stages	0
Business activity in the year	126
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(207)
Limit management and final repayments	(113)
Ending balance	487
Stage 1 | Gross exposure | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	11,861
Net transfers between stages	(74)
Business activity in the year	6,287
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7,397)
Limit management and final repayments	(238)
Ending balance	10,439
Stage 1 | Gross exposure | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	114,371
Net transfers between stages	5,784
Business activity in the year	3,378
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,005)
Limit management and final repayments	(4,941)
Ending balance	117,587
Stage 1 | Gross exposure | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	163,707
Net transfers between stages	682
Business activity in the year	37,211
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,603
Limit management and final repayments	(33,079)
Ending balance	170,124
Stage 1 | Impairment allowance | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Stage 1 | Impairment allowance | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	55
Net transfers between stages	217
Business activity in the year	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(215)
Limit management and final repayments	(4)
Ending balance	54
Stage 1 | Impairment allowance | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	201
Net transfers between stages	116
Business activity in the year	28
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(146)
Limit management and final repayments	(25)
Ending balance	174
Lifetime expected credit losses | Stage 2 | Gross exposure | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	516
Net transfers between stages	71
Business activity in the year	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(17)
Limit management and final repayments	(22)
Ending balance	549
Lifetime expected credit losses | Stage 2 | Gross exposure | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	12,117
Net transfers between stages	(6,081)
Business activity in the year	32
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	114
Limit management and final repayments	(398)
Ending balance	5,784
Lifetime expected credit losses | Stage 2 | Gross exposure | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	40,258
Net transfers between stages	504
Business activity in the year	2,915
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	680
Limit management and final repayments	(4,994)
Ending balance	39,363
Lifetime expected credit losses | Stage 2 | Impairment allowance | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	305
Net transfers between stages	(212)
Business activity in the year	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	63
Limit management and final repayments	(5)
Ending balance	152
Lifetime expected credit losses | Stage 2 | Impairment allowance | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	453
Net transfers between stages	(112)
Business activity in the year	89
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(63)
Limit management and final repayments	(83)
Ending balance	284
Lifetime expected credit losses | Stage 3 | Gross exposure | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	5
Net transfers between stages	3
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(2)
Limit management and final repayments	(3)
Ending balance	3
Lifetime expected credit losses | Stage 3 | Gross exposure | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	229
Net transfers between stages	297
Business activity in the year	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(248)
Limit management and final repayments	(57)
Ending balance	222
Lifetime expected credit losses | Stage 3 | Gross exposure | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	2,096
Net transfers between stages	(1,186)
Business activity in the year	12
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(28)
Limit management and final repayments	(455)
Ending balance	439
Lifetime expected credit losses | Stage 3 | Impairment allowance | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	23
Net transfers between stages	(5)
Business activity in the year	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	4
Limit management and final repayments	(3)
Ending balance	20
Lifetime expected credit losses | Stage 3 | Impairment allowance | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	27
Net transfers between stages	(4)
Business activity in the year	9
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2
Limit management and final repayments	(5)
Ending balance	£ 29